Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	13,654	6,684
Restricted cash	900	260
Restricted cash, non-current	-	500
Total	14,554	7,444